Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information (Unaudited)
Schedule of quarterly financial data (unaudited)
					Year
	First	Second	Third	Fourth	to
(In thousands except per share data)	quarter	quarter	quarter	quarter	Date
Year Ended December 31, 2013
Interest income	$11,545	$11,592	$11,298	$11,230	$45,665
Interest expense	1,816	1,777	1,433	1,316	6,342
Net interest income	9,729	9,815	9,865	9,914	39,323
Provision for loan losses	1,000	1,000	0	30	2,030
Noninterest income	3,007	3,088	2,447	2,324	10,866
Noninterest expense	11,934	9,281	9,972	9,576	40,763
Income tax (benefit) expense	(62)	810	771	903	2,422
Net (loss) income	$(136)	$1,812	$1,569	$1,729	$4,974
Preferred stock dividends	223	114	0	0	337
Accretion of discount on preferred stock	72	206	0	0	278
Net income (loss) available to common stockholders	$(431)	$1,492	$1,569	$1,729	$4,359
Net income (loss) per share:
Basic (loss) earnings per share	$(0.09)	$0.30	$0.31	$0.34	$0.87
Diluted (loss) earnings per share	(0.09)	0.30	0.31	0.34	0.87

Year Ended December 31, 2012
Interest income	$12,646	$12,297	$12,151	$12,020	$49,114
Interest expense	1,831	2,125	2,029	1,920	7,905
Net interest income	10,815	10,172	10,122	10,100	41,209
Provision for loan losses	1,700	1,500	4,700	1,000	8,900
Noninterest income	1,970	2,443	2,680	2,633	9,726
Noninterest expense	9,480	10,098	10,378	8,711	38,667
Income tax (benefit) expense	154	277	(704)	819	546
Net income (loss)	$1,451	$740	$(1,572)	$2,203	$2,822
Preferred stock dividends	370	296	228	231	1,125
Accretion of discount on preferred stock	119	396	72	72	659
Net income (loss) available to common stockholders	$962	$48	$(1,872)	$1,900	$1,038
Net income (loss) per share:
Basic earnings (loss) per share	$0.21	$0.01	$(0.39)	$0.39	$0.21
Diluted earnings (loss) per share	0.21	0.01	(0.39)	0.39	0.21